Supplemental Guarantor Information - Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jan. 23, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 23, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Mar. 31, 2013 Parent Guarantor [Member]	Dec. 31, 2012 Parent Guarantor [Member] Predecessor [Member]	Mar. 31, 2013 General Partner [Member]	Mar. 31, 2013 LP Co-Issuer [Member]	Jan. 23, 2013 LP Co-Issuer [Member]	Jan. 23, 2013 LP Co-Issuer [Member] Predecessor [Member]	Dec. 31, 2012 LP Co-Issuer [Member] Predecessor [Member]	Mar. 31, 2013 Finance Co-Issuers [Member]	Dec. 31, 2012 Finance Co-Issuers [Member] Predecessor [Member]	Mar. 31, 2013 Guarantors [Member]	Jan. 23, 2013 Guarantors [Member]	Jan. 23, 2013 Guarantors [Member] Predecessor [Member]	Dec. 31, 2012 Guarantors [Member] Predecessor [Member]	Mar. 31, 2012 Guarantors [Member] Predecessor [Member]	Dec. 31, 2011 Guarantors [Member] Predecessor [Member]	Dec. 31, 2010 Guarantors [Member] Predecessor [Member]	Mar. 31, 2013 Non-Guarantors [Member]	Jan. 23, 2013 Non-Guarantors [Member]	Jan. 23, 2013 Non-Guarantors [Member] Predecessor [Member]	Dec. 31, 2012 Non-Guarantors [Member] Predecessor [Member]	Mar. 31, 2012 Non-Guarantors [Member] Predecessor [Member]	Dec. 31, 2011 Non-Guarantors [Member] Predecessor [Member]	Mar. 31, 2013 Eliminations [Member]	Dec. 31, 2012 Eliminations [Member] Predecessor [Member]	Dec. 31, 2011 Eliminations [Member] Predecessor [Member]
Condensed Financial Statements, Captions [Line Items]
Land	$ 44.4						$ 44.5		$ 26.5											$ 44.4			$ 44.5		$ 26.5
Buildings and improvements	740.7						722.5		568.6											699.1			695.7		543.0		41.6			26.8		25.6
Equipment	68.7						52.4		16.1											68.2			52.0		16.1		0.5			0.4
Construction in progress	92.6		64.2				64.2		49.0											92.6			51.4		48.0					12.8		1.0
Subtotal	946.4						883.6		660.2											904.3			843.6		633.6		42.1			40.0		26.6
Accumulated depreciation	(192.1)						(176.7)		(131.2)											(189.6)			(174.8)		(130.9)		(2.5)			(1.9)		(0.3)
Net investment in real estate	754.3						706.9		529.0											714.7			668.8		502.7		39.6			38.1		26.3
Cash and cash equivalents	328.6	12.3				12.3	16.5	1.9	0.6	4.9				0.1	0.1	0.1				327.6	11.2	11.2	15.6	0.6	0.4	4.9	0.9	1.0	1.0	0.9	1.3	0.2
Investment in subsidiary											816.5		8.2	841.8			497.2			(0.6)			0.4		(0.1)								(1,665.9)	(497.6)	0.1
Rent and other receivables	30.0						33.2													29.2			32.6				0.8			0.6
Restricted cash	2.6						6.3													2.6			6.3
Goodwill	276.2		276.2	276.2			276.2		276.2											276.2			276.2		276.2
Intangible assets, net	98.4						102.6		120.7											98.4			102.6		120.7
Intercompany and loan receivable														506.9			508.2	507.9	508.2	0.2													(1,015.0)	(1,016.4)
Due from affiliates	23.2						2.2													23.2			2.2
Other assets	60.7						67.0		28.2			7.9		16.4			17.0	16.4	17.0	43.5			41.6		27.9		0.8			0.5		0.3	(16.4)	(17.0)
Total assets	1,574.0						1,210.9		954.7		816.5	7.9	8.2	1,365.2			1,022.4	524.3	525.2	1,515.0			1,146.3		927.8		42.1			40.1		26.8	(2,697.3)	(1,531.0)	0.1
Related party note payable					400.0				480.2																480.2
Accounts payable and accrued expenses	60.3						29.5		22.2			0.8		23.7			4.4	13.0	4.4	35.6			24.2		21.8		1.0			0.1		0.4	(13.0)	(4.4)
Deferred revenue	51.7		52.8	49.0			52.8		49.0											51.1			52.3		49.0		0.6			0.5
Intercompany and loan payable																				506.9			508.0				0.2			0.2			(507.1)	(508.2)
Due to affiliates	8.2						2.9													8.2			2.9
Total divisional control									311.5																311.5							(0.1)			0.1
Capital lease obligations	31.0						32.2		42.9											22.3			23.2		33.8		8.7			9.0		9.1
Long-term debt	525.0						525.0							525.0			525.0	525.0	525.0														(525.0)	(525.0)
Other financing arrangements	62.9						60.8		48.2											30.9			31.0		30.8		32.0			29.8		17.4
Other liabilities	18.4						7.6		0.7											18.2			7.5		0.7		0.2			0.1
Total parent's net investment							500.1					7.1					493.0		(4.2)				497.2							0.4				(493.4)
Total liabilities	757.5						710.8		643.2			0.8		548.7			529.4	538.0	529.4	673.2			649.1		616.3		42.7			39.7		26.9	(1,045.1)	(1,037.6)
Total equity	816.5		500.1				500.1				816.5		8.2	816.5				(13.7)		841.8							(0.6)						(1,652.2)
Total liabilities and equity	$ 1,574.0						$ 1,210.9		$ 954.7		$ 816.5	$ 7.9	$ 8.2	$ 1,365.2			$ 1,022.4	$ 524.3	$ 525.2	$ 1,515.0			$ 1,146.3		$ 927.8		$ 42.1			$ 40.1		$ 26.8	$ (2,697.3)	$ (1,531.0)	$ 0.1